Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and other receivables
Schedule of Prepayment and other receivables

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Financial guarantee fee receivable, gross	55,296	174
Less: impairment loss allowance	(7,335)	(74)
Financial guarantee fee receivable, net (Note a)	47,961	100
Deposit	226,180	282,864
Value‑added‑tax deductible	60,765	40,730
Receivable from disposal of equipment to related parties	51,695	—
Advance to suppliers	38,871	41,446
Advance to staffs	25,339	38,679
Receivables for value‑added‑tax paid on behalf of wealth management products	3,154	5,007
Others	75,644	37,851
Less: impairment loss allowance	(1,332)	(3,349)
	528,277	443,328

Schedule of fee receivables, net

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Opening balance	136,184	47,961
Cash received	(81,884)	(45,033)
Unwinding interest income including value‑added‑tax (Note 8(b))	23,373	5,160
Impairment loss(Note 8(b))	(29,712)	(7,988)
Ending balance	47,961	100

Schedule of impairment loss allowance on fee receivables

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Beginning of the year	(3,863)	(20,782)	(7,335)
Additions	(40,762)	(29,712)	(7,988)
Write off	23,843	43,159	15,249
End of the year	(20,782)	(7,335)	(74)

Schedule of impairment loss allowance on prepayment and other receivables

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	(1,068)	(1,332)
Acquisition of subsidiary	(1,117)	—	—
Additions	—	(4,874)	(2,569)
Reversal	49	9	—
Write-off	—	4,601	536
Exchange differences	—	—	16
End of the year	(1,068)	(1,332)	(3,349)